OPERATING LEASES - Schedule of Future Minimum lease Payments for Operating leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
January 1, 2020 – December 31, 2020	$ 1,651
January 1, 2021 – December 31, 2021	1,453
January 1, 2022 – December 31, 2022	1,134
January 1, 2023 – December 31, 2023	670
January 1, 2024 and onwards	195
Total minimum lease payments	5,103
Less: imputed interest	250
Total lease liability balance	$ 4,853